Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 2,264	$ 365,056
Foreign currency translation loss	(26)	(36)
Other comprehensive loss	(26)	(36)
Comprehensive income	2,238	365,020
Comprehensive income attributable to non-controlling interest	0	63
Comprehensive income attributable to the Company	$ 2,238	$ 364,957